Victory Growth and Tax Strategy Fund Expense Example - Victory Growth and Tax Strategy Fund	Feb. 28, 2025 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	306
Expense Example, with Redemption, 10 Years	688
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	308
Expense Example, with Redemption, 3 Years	501
Expense Example, with Redemption, 5 Years	710
Expense Example, with Redemption, 10 Years	1,312
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	261
Expense Example, with Redemption, 3 Years	528
Expense Example, with Redemption, 5 Years	920
Expense Example, with Redemption, 10 Years	$ 1,804